Guarantor and Non-Guarantor Subsidiaries Financial Information - Consolidating Statement of Operations (Detail) - USD ($) $ in Millions	3 Months Ended											12 Months Ended
	Dec. 31, 2019		Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018		Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Condensed Income Statements, Captions [Line Items]
Revenues	$ 1,256		$ 1,124	$ 1,058	$ 1,090	$ 1,203		$ 1,039	$ 958	$ 963	$ 1,045	$ 4,475		$ 4,005		$ 3,576
Costs and expenses:
Cost of revenue	(665)		(639)	(577)	(559)	(626)		(583)	(531)	(488)	(569)	(2,401)		(2,171)		(1,931)
Selling, general and administrative expenses	(379)	[1]	(408)	(372)	(354)	(376)	[1]	(398)	(343)	(337)	(333)	(1,510)	[2]	(1,411)	[2]	(1,222)	[2]
Amortization of intangible assets	(47)		(48)	(51)	(55)	(54)		(42)	(56)	(55)	(53)	(208)		(206)		(201)
Total costs and expenses	(1,091)		(1,095)	(1,000)	(968)	(1,056)		(1,023)	(930)	(880)	(955)	(4,119)		(3,788)		(3,354)
Operating income	165		29	58	122	147		16	28	83	90	356		217		222
Loss on extinguishment of debt	0		0	(4)	0	(3)		0	(7)	(23)	(1)	(7)		(31)		(35)
Interest (expense) income, net	(33)		(34)	(36)	(36)	(36)		(33)	(33)	(36)	(36)	(142)		(138)		(149)
Equity gains from consolidated subsidiaries	0											0		0		1
Other (expense) income, net	(5)					28						60		394		(41)
Income (loss) before income taxes	127		14	2	115	136		(15)	382	18	57	267		442		(2)
Income tax (expense) benefit	(5)		77	12	(48)	(50)		2	(61)	(19)	(52)	(9)		(130)		151
Net income	122		91	14	67	86		(13)	321	(1)	5	258		312		149
Less: Income attributable to noncontrolling interest	(2)		(1)	(1)	0	0		(1)	(1)	(2)	(1)	(2)		(5)		(6)
Net income attributable to Warner Music Group Corp.	120		$ 90	$ 13	$ 67	86		$ (14)	$ 320	$ (3)	$ 4	256		307		143
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues	574					481						2,041		2,284		1,978
Costs and expenses:
Cost of revenue	(307)					(223)						(1,109)		(1,090)		(922)
Selling, general and administrative expenses	(177)					(189)						(765)		(1,040)		(900)
Amortization of intangible assets	(22)					(25)						(97)		(96)		(100)
Total costs and expenses	(506)					(437)						(1,971)		(2,226)		(1,922)
Operating income	68					44						70		58		56
Loss on extinguishment of debt						0						0		0		0
Interest (expense) income, net	0					1						(50)		4		2
Equity gains from consolidated subsidiaries	86					109						185		122		87
Other (expense) income, net	1					19						56		7		(17)
Income (loss) before income taxes	155					173						261		191		128
Income tax (expense) benefit	(1)					(45)						12		(130)		154
Net income	154					128						273		61		282
Less: Income attributable to noncontrolling interest	0					0						0		(1)		(1)
Net income attributable to Warner Music Group Corp.	154					128						273		60		281
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues	804					854						2,804		2,245		2,008
Costs and expenses:
Cost of revenue	(447)					(505)						(1,603)		(1,442)		(1,275)
Selling, general and administrative expenses	(235)					(217)						(804)		(534)		(464)
Amortization of intangible assets	(25)					(29)						(111)		(110)		(101)
Total costs and expenses	(707)					(751)						(2,518)		(2,086)		(1,840)
Operating income	97					103						286		159		168
Loss on extinguishment of debt						0						0		0		0
Interest (expense) income, net	(2)					(6)						(21)		(26)		(56)
Equity gains from consolidated subsidiaries	0					0						0		0		0
Other (expense) income, net	(8)					11						(28)		10		(23)
Income (loss) before income taxes	87					108						237		143		89
Income tax (expense) benefit	(23)					(24)						(51)		(39)		(30)
Net income	64					84						186		104		59
Less: Income attributable to noncontrolling interest	(2)					0						(2)		(4)		(5)
Net income attributable to Warner Music Group Corp.	62					84						184		100		54
Reportable Legal Entities | Warner Music Group Corp.
Condensed Income Statements, Captions [Line Items]
Revenues	0					0						0		0		0
Costs and expenses:
Cost of revenue	0					0						0		0		0
Selling, general and administrative expenses	0					0						0		0		0
Amortization of intangible assets	0					0						0		0		0
Total costs and expenses	0					0						0		0		0
Operating income	0					0						0		0		0
Loss on extinguishment of debt						0						0		0		0
Interest (expense) income, net	0					0						0		0		0
Equity gains from consolidated subsidiaries	120					86						256		307		143
Other (expense) income, net	0					0						0		0		0
Income (loss) before income taxes	120					86						256		307		143
Income tax (expense) benefit	0					0						0		0		0
Net income	120					86						256		307		143
Less: Income attributable to noncontrolling interest	0					0						0		0		0
Net income attributable to Warner Music Group Corp.	120					86						256		307		143
Reportable Legal Entities | Acquisition Corp.
Condensed Income Statements, Captions [Line Items]
Revenues	0					0						0		0		0
Costs and expenses:
Cost of revenue	0					0						0		0		0
Selling, general and administrative expenses	0					0						0		0		(1)
Amortization of intangible assets	0					0						0		0		0
Total costs and expenses	0					0						0		0		(1)
Operating income	0					0						0		0		(1)
Loss on extinguishment of debt						(3)						(7)		(31)		(35)
Interest (expense) income, net	(31)					(31)						(71)		(116)		(95)
Equity gains from consolidated subsidiaries	154					172						311		207		124
Other (expense) income, net	2					(2)						32		377		(1)
Income (loss) before income taxes	125					136						265		437		(8)
Income tax (expense) benefit	(5)					(50)						(9)		(130)		151
Net income	120					86						256		307		143
Less: Income attributable to noncontrolling interest	0					0						0		0		0
Net income attributable to Warner Music Group Corp.	120					86						256		307		143
Reportable Legal Entities | WMG Acquisition Corp. Consolidated
Condensed Income Statements, Captions [Line Items]
Revenues	1,256					1,203						4,475		4,005		3,576
Costs and expenses:
Cost of revenue	(665)					(626)						(2,401)		(2,171)		(1,931)
Selling, general and administrative expenses	(379)					(376)						(1,510)		(1,411)		(1,222)
Amortization of intangible assets	(47)					(54)						(208)		(206)		(201)
Total costs and expenses	(1,091)					(1,056)						(4,119)		(3,788)		(3,354)
Operating income	165					147						356		217		222
Loss on extinguishment of debt						(3)						(7)		(31)		(35)
Interest (expense) income, net	(33)					(36)						(142)		(138)		(149)
Equity gains from consolidated subsidiaries	0					0						0		0		1
Other (expense) income, net	(5)					28						60		394		(41)
Income (loss) before income taxes	127					136						267		442		(2)
Income tax (expense) benefit	(5)					(50)						(9)		(130)		151
Net income	122					86						258		312		149
Less: Income attributable to noncontrolling interest	(2)					0						(2)		(5)		(6)
Net income attributable to Warner Music Group Corp.	120					86						256		307		143
Reportable Legal Entities | WMG Holdings Corp.
Condensed Income Statements, Captions [Line Items]
Revenues	0					0						0		0		0
Costs and expenses:
Cost of revenue	0					0						0		0		0
Selling, general and administrative expenses	0					0						0		0		0
Amortization of intangible assets	0					0						0		0		0
Total costs and expenses	0					0						0		0		0
Operating income	0					0						0		0		0
Loss on extinguishment of debt						0						0		0		0
Interest (expense) income, net	0					0						0		0		0
Equity gains from consolidated subsidiaries	120					86						256		307		143
Other (expense) income, net	0					0						0		0		0
Income (loss) before income taxes	120					86						256		307		143
Income tax (expense) benefit	0					0						0		0		0
Net income	120					86						256		307		143
Less: Income attributable to noncontrolling interest	0					0						0		0		0
Net income attributable to Warner Music Group Corp.	120					86						256		307		143
Eliminations
Condensed Income Statements, Captions [Line Items]
Revenues	0					0						0		0		0
Costs and expenses:
Cost of revenue	0					0						0		0		0
Selling, general and administrative expenses	0					0						0		0		0
Amortization of intangible assets	0					0						0		0		0
Total costs and expenses	0					0						0		0		0
Operating income	0					0						0		0		0
Loss on extinguishment of debt						0						0		0		0
Interest (expense) income, net	0					0						0		0		0
Equity gains from consolidated subsidiaries	(240)					(172)						(512)		(614)		(286)
Other (expense) income, net	0					0						0		0		0
Income (loss) before income taxes	(240)					(172)						(512)		(614)		(286)
Income tax (expense) benefit	0					0						0		0		0
Net income	(240)					(172)						(512)		(614)		(286)
Less: Income attributable to noncontrolling interest	0					0						0		0		0
Net income attributable to Warner Music Group Corp.	(240)					(172)						(512)		(614)		(286)
Eliminations | Acquisition Corp.
Condensed Income Statements, Captions [Line Items]
Revenues	(122)					(132)						(370)		(524)		(410)
Costs and expenses:
Cost of revenue	89					102						311		361		266
Selling, general and administrative expenses	33					30						59		163		143
Amortization of intangible assets	0					0						0		0		0
Total costs and expenses	122					132						370		524		409
Operating income	0					0						0		0		(1)
Loss on extinguishment of debt						0						0		0		0
Interest (expense) income, net	0					0						0		0		0
Equity gains from consolidated subsidiaries	(240)					(281)						(496)		(329)		(210)
Other (expense) income, net	0					0						0		0		0
Income (loss) before income taxes	(240)					(281)						(496)		(329)		(211)
Income tax (expense) benefit	24					69						39		169		(124)
Net income	(216)					(212)						(457)		(160)		(335)
Less: Income attributable to noncontrolling interest	0					0						0		0		0
Net income attributable to Warner Music Group Corp.	$ (216)					$ (212)						$ (457)		$ (160)		$ (335)

[1]	(a) Includes depreciation expense $ (24) $ (14)
[2]	(a) Includes depreciation expense of: $ (61) $ (55) $ (50)